Operating Segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Financial Information of Operating Segment [Abstract]
Net interest income	$ 49,557	$ 47,754	$ 45,301
Provision (reversal of provision) for credit losses	2,528	3,770	2,442	$ 1,395	$ 2,309
Noninterest income	38,832	40,513	40,756
Noninterest expense	58,484	52,377	49,974
Income before income tax expense	27,377	32,120	33,641
Income tax expense (benefit)	4,917	10,075	10,365
Net income before noncontrolling interests	22,460	22,045	23,276
Less: Net income from noncontrolling interests	277	107	382
Wells Fargo net income	22,183	21,938	22,894
Average loans	956,100	950,000
Average assets	1,933,000	1,885,400
Average deposits	$ 1,304,600	1,250,600
Operating Segment (Textual) [Abstract]
Number of reportable operating segments | segment	3
Annual sales of small business community banking customers (up to $5 million)	$ 5
Annual sales of wholesale banking customers (in excess of $5 million)	5
Community Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	30,365	29,833	29,242
Provision (reversal of provision) for credit losses	2,555	2,691	2,427
Noninterest income	18,342	19,033	20,099
Noninterest expense	32,478	27,422	26,981
Income before income tax expense	13,674	18,753	19,933
Income tax expense (benefit)	1,327	6,182	6,202
Net income before noncontrolling interests	12,347	12,571	13,731
Less: Net income from noncontrolling interests	276	136	240
Wells Fargo net income	12,071	12,435	13,491
Average loans	476,700	486,900
Average assets	984,200	977,300
Average deposits	729,300	701,200
Wholesale Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	16,967	16,052	14,350
Provision (reversal of provision) for credit losses	(19)	1,073	27
Noninterest income	11,206	12,490	11,554
Noninterest expense	16,755	16,126	14,116
Income before income tax expense	11,437	11,343	11,761
Income tax expense (benefit)	2,753	3,136	3,424
Net income before noncontrolling interests	8,684	8,207	8,337
Less: Net income from noncontrolling interests	(15)	(28)	143
Wells Fargo net income	8,699	8,235	8,194
Average loans	464,600	449,300
Average assets	821,800	782,000
Average deposits	464,500	438,600
Wealth And Investment Management [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	4,493	3,913	3,478
Provision (reversal of provision) for credit losses	(5)	(5)	(25)
Noninterest income	12,433	12,033	12,299
Noninterest expense	12,631	12,059	12,067
Income before income tax expense	4,300	3,892	3,735
Income tax expense (benefit)	1,610	1,467	1,420
Net income before noncontrolling interests	2,690	2,425	2,315
Less: Net income from noncontrolling interests	16	(1)	(1)
Wells Fargo net income	2,674	2,426	2,316
Average loans	71,900	67,300
Average assets	214,400	211,500
Average deposits	189,000	187,800
Other [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	(2,268)	(2,044)	(1,769)
Provision (reversal of provision) for credit losses	(3)	11	13
Noninterest income	(3,149)	(3,043)	(3,196)
Noninterest expense	(3,380)	(3,230)	(3,190)
Income before income tax expense	(2,034)	(1,868)	(1,788)
Income tax expense (benefit)	(773)	(710)	(681)
Net income before noncontrolling interests	(1,261)	(1,158)	(1,107)
Less: Net income from noncontrolling interests	0	0	0
Wells Fargo net income	(1,261)	(1,158)	$ (1,107)
Average loans	(57,100)	(53,500)
Average assets	(87,400)	(85,400)
Average deposits	$ (78,200)	$ (77,000)